Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Finite-lived intangible assets, gross		$ 52,250,569	$ 55,564,566
Less: accumulated amortization		(15,459,435)	(15,877,444)
Impairment of software from business combinations		(30,694,316)	(28,614,264)
Intangible assets, net		6,096,818	11,072,858
Capitalized development costs [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-lived intangible assets, gross	[1]	13,385,407	11,995,622
Purchased software [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-lived intangible assets, gross		401,485	384,643
Software from business combinations [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-lived intangible assets, gross		$ 38,463,677	$ 43,184,301

[1]	The Group capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.